Investments - Investment Income (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income	$ 660
Investment expenses	(3)
Net investment income (excluding net realized capital gains or losses)	657
Net realized capital gains	3
Net Investment Income	660
Debt securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income	637
Mortgage loans
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income	6
Other investments
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income	17
Supporting experience-rated products
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Net Investment Income	$ 4